Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2024 using
	Total fair value at December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	4,538		4,538

Short-term investments:
Held-to-maturity debt investments	96,912		96,912

Long-term investments:
Long-term time deposits and held-to-maturity investments	99,069		99,069

Notes payable, current portion	7,982		7,982

Convertible senior notes, current portion	225		17	208

Notes payable, non-current portion	26,276		26,276

Convertible senior notes, non-current portion	7,697		3,932	3,765

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	5,954		5,954
Trading debt investments	15	15

Other current assets:
Derivative instruments	7		7

Long-term investments:
Equity investments at fair value with readily determinable fair value	8,586	8,586
Equity investments without readily determinable fair value using NAV practical expedient (ii)	727
Investments accounted for at fair value	4,381	34		4,347
Available-for-sale debt investments	6,360		850	5,510

Other non-current assets:
Derivative instruments	607		607

Total assets measured at fair value	26,637	8,635	7,418	9,857

Amounts due to related parties, current:
Financial liability	389		389

Total liabilities measured at fair value	389		389

			Fair value measurement or disclosure at December 31, 2025 using
	Total fair value at December 31, 2025		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US $	RMB	RMB	RMB
	(In millions)
Fair value disclosure (i)

Cash equivalents:
Time deposits	5,286	756		5,286

Short-term investments:
Held-to-maturity debt investments	59,570	8,518		59,570

Long-term investments:
Long-term time deposits and held-to-maturity investments	125,048	17,882		125,048

Notes payable, current portion	4,517	646		4,517

Convertible senior notes, current portion	1,458	208		1,458

Notes payable, non-current portion:

Notes payable other than 2032 Exchangeable Bonds	36,175	5,173		36,175

Convertible senior notes, non-current portion	6,313	903		2,398	3,915

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	27,050	3,868		27,050
Trading debt investments	4,081	584	4,081

Other current assets:
Derivative instruments	180	26		180
Long-term investments:
Equity investments at fair value with readily determinable fair value	10,774	1,541	10,774
Equity investments without readily determinable fair value using NAV practical expedient (ii)	618	88
Investments accounted for at fair value	4,593	657	19		4,574
Available-for-sale debt investments	3,220	460		336	2,885

Total assets measured at fair value	50,516	7,224	14,874	27,566	7,459

Amounts due to related parties, current:
Financial liability	374	53		374
Accounts payable and accrued liabilities:
Derivative instruments	34	5		34
Notes payable, non-current portion:
2032 Exchangeable Bonds	14,271	2,041		14,271

Total liabilities measured at fair value	14,679	2,099		14,679

(i)	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
(ii)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2023	4,775
Additions	159
Disposals	(248)
Net unrealized fair value decrease recognized in earnings	(376)
Foreign currency translation adjustments	37

Balance at December 31, 2024	4,347

Additions	398
Disposals	(171)
Net unrealized fair value increase recognized in earnings	49
Foreign currency translation adjustments	(49)

Balance at December 31, 2025	4,574

Balance at December 31, 2025, in US$	654

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2023	3,259
Disposals	(85)
Conversion	2,061
Net unrealized fair value change recognized in other comprehensive income (loss)	174
Accrued interest	74
Foreign currency translation adjustments	27

Balance at December 31, 2024	5,510

Additions	107
Disposals	(1,051)
Conversion	(1,610)
Net unrealized fair value change	(114)
Accrued interest	70
Foreign currency translation adjustments	(27)

Balance at December 31, 2025	2,885

Balance at December 31, 2025, in US$	413

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes the Group’s non-financial assets held as of December 31, 2024 and 2025 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2024 and 2025:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
As of December 31, 2024
Long-term investments (i)	1,242				1,242	261
Produced content monetized on its own	74				74	(95)

As of December 31, 2025
Long-term investments (i)	530	76			530	31	5
Produced content monetized on its own	47	7			47	(86)	(12)
Core asset group as of September 30, 2025 ( Note 2 )	44,748	6,399			44,748	(16,190)	(2,315)

(i)
Due to declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statements of comprehensive income during the years ended December 31, 2024 and 2025. For equity investments without readily determinable fair value using the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.